Rule 497(e)
                                      Registration Nos. 333-182308 and 811-22717


                      FIRST TRUST EXCHANGE-TRADED FUND VI

                          FIRST TRUST HIGH INCOME ETF
                        FIRST TRUST LOW BETA INCOME ETF
                                 (the "Funds")

          SUPPLEMENT TO THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 30, 2015


                              DATED APRIL 7, 2015

            Notwithstanding anything to the contrary in the Funds' Statement of Additional Information, the following is added to the end of the section entitled "Additional Information":

            Policy Regarding Investment in Other Investment Companies. Beginning on or about June 7, 2015, the Funds will not rely on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act to invest in other investment companies.


      PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND'S STATEMENT OF ADDITIONAL
                        INFORMATION FOR FUTURE REFERENCE